REVENUE FROM CONTRACTS WITH CUSTOMERS - Revenue Disaggregation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 7,273	$ 5,338
Lease and other revenue	78	62
Revenue	7,351	5,400
Pipelines Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,403	1,005
Lease and other revenue	61	62
Revenue	1,464	1,067
Facilities Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,149	800
Lease and other revenue	17	0
Revenue	1,166	800
Marketing & New Ventures Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,721	3,533
Lease and other revenue	0	0
Revenue	4,721	3,533
Take-or-Pay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,561	1,215
Take-or-Pay | Pipelines Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	979	681
Take-or-Pay | Facilities Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	582	534
Take-or-Pay | Marketing & New Ventures Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Fee-for-Service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	527	384
Fee-for-Service | Pipelines Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	424	324
Fee-for-Service | Facilities Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	103	58
Fee-for-Service | Marketing & New Ventures Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	2
Product Sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,185	3,739
Product Sales | Pipelines Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Product Sales | Facilities Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	464	208
Product Sales | Marketing & New Ventures Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 4,721	$ 3,531